UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
Summit Municipal Funds
For more insights from T. Rowe Price investment professionals, go to troweprice.com .

T. ROWE PRICE Summit Municipal Funds
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T. ROWE PRICE Summit Municipal Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth—according to a preliminary estimate—slowed from the
level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE Summit Municipal Funds

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023—Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Summit Municipal Funds
Portfolio Summary

CREDIT QUALITY DIVERSIFICATION
Summit Municipal Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. A rating of AAA represents the
highest-rated securities, and a rating of D represents
the lowest-rated securities. If the rating agencies
differ, the highest rating is applied to the security.
If a rating is not available, the security is classified
as Not Rated. T. Rowe Price uses the rating of the
underlying investment vehicle to determine the
creditworthiness of credit default swaps. The fund is
not rated by any agency.

T. ROWE PRICE Summit Municipal Funds

Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service,
Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates
(collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/
or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE
REPRODUCED, REPACKAGED, FURTHER TRANSMITTED,
TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD,
OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE,
IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY
MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. A rating of AAA represents the
highest-rated securities, and a rating of D represents
the lowest-rated securities. If the rating agencies
differ, the highest rating is applied to the security.
If a rating is not available, the security is classified
as Not Rated. T. Rowe Price uses the rating of the
underlying investment vehicle to determine the
creditworthiness of credit default swaps. The fund is
not rated by any agency.

T. ROWE PRICE Summit Municipal Funds

Note: Copyright © 2024, S&P Global Market Intelligence (and its
affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any
Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Summit Municipal Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income
Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe
Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or
Enhanced Personal Services client (enrollment in these programs generally requires
T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE Summit Municipal Funds

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SUMMIT MUNICIPAL INTERMEDIATE FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,058.50 $2.56
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.38   2.51
Advisor Class
Actual   1,000.00   1,057.30   3.84
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,021.13   3.77
I Class
Actual   1,000.00   1,059.20   1.95
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.97   1.91
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.50%, the
2
Advisor Class was 0.75%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INCOME FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,090.70 $2.60
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.38   2.51
Advisor Class
Actual   1,000.00   1,089.30   3.90
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,021.13   3.77
I Class
Actual   1,000.00   1,091.30   2.03
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.92   1.96
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.50%, the
2
Advisor Class was 0.75%, and the
3
I Class was 0.39%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C10-051 6/24

April 30, 2024
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSMX Summit Municipal
Intermediate Fund –
.
PAIFX Summit Municipal
Intermediate Fund–
.
Advisor  Class
PRTMX Summit Municipal
Intermediate Fund–
.
I Class

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 10 .77 $ 10 .75 $ 12 .27 $ 12 .21 $ 12 .13 $ 11 .49
Investment
activities
Net investment
income
(1)(2)
0 .15 0 .28 0 .25 0 .26 0 .29 0 .30
Net realized and
unrealized gain/
loss 0 .48 0 .02 ( 1 .52 ) 0 .06 0 .08 0 .64
Total from
investment
activities 0 .63 0 .30 ( 1 .27 ) 0 .32 0 .37 0 .94
Distributions
Net investment
income ( 0 .15 ) ( 0 .28 ) ( 0 .25 ) ( 0 .26 ) ( 0 .29 ) ( 0 .30 )
Net realized gain — —
(3)
—
(3)
—
(3)
— —
(3)
Total distributions ( 0 .15 ) ( 0 .28 ) ( 0 .25 ) ( 0 .26 ) ( 0 .29 ) ( 0 .30 )
NET ASSET
VALUE
End of period $ 11 .25 $ 10 .77 $ 10 .75 $ 12 .27 $ 12 .21 $ 12 .13

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
5 .85% 2 .75% ( 10 .44 ) % 2 .59% 3 .05% 8 .22%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .51%
(5)
0 .51% 0 .52% 0 .50% 0 .51% 0 .50%
Net expenses
after waivers/
payments by
Price Associates 0 .50%
(5)
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment
income 2 .71%
(5)
2 .51% 2 .18% 2 .08% 2 .35% 2 .50%
Portfolio turnover
rate 13 .0% 22 .5% 20 .6% 6 .6% 15 .6% 9 .2%
Net assets, end of
period (in millions) $2,099 $2,135 $2,339 $3,253 $3,087 $3,220
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 10 .76 $ 10 .74 $ 12 .26 $ 12 .20 $ 12 .12 $ 11 .48
Investment
activities
Net investment
income
(1)(2)
0 .14 0 .25 0 .22 0 .23 0 .25 0 .27
Net realized and
unrealized gain/
loss 0 .48 0 .02 ( 1 .52 ) 0 .06 0 .08 0 .64
Total from
investment
activities 0 .62 0 .27 ( 1 .30 ) 0 .29 0 .33 0 .91
Distributions
Net investment
income ( 0 .14 ) ( 0 .25 ) ( 0 .22 ) ( 0 .23 ) ( 0 .25 ) ( 0 .27 )
Net realized gain — —
(3)
—
(3)
—
(3)
— —
(3)
Total distributions ( 0 .14 ) ( 0 .25 ) ( 0 .22 ) ( 0 .23 ) ( 0 .25 ) ( 0 .27 )
NET ASSET
VALUE
End of period $ 11 .24 $ 10 .76 $ 10 .74 $ 12 .26 $ 12 .20 $ 12 .12

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
5 .73% 2 .50% ( 10 .68 ) % 2 .34% 2 .79% 7 .96%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .82%
(5)
0 .79% 0 .81% 0 .79% 0 .81% 0 .80%
Net expenses
after waivers/
payments by
Price Associates 0 .75%
(5)
0 .75% 0 .75% 0 .75% 0 .75% 0 .75%
Net investment
income 2 .46%
(5)
2 .26% 1 .94% 1 .84% 2 .09% 2 .24%
Portfolio turnover
rate 13 .0% 22 .5% 20 .6% 6 .6% 15 .6% 9 .2%
Net assets, end
of period (in
thousands) $3,987 $4,002 $4,220 $5,444 $5,299 $4,384
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 10 .76 $ 10 .74 $ 12 .26 $ 12 .20 $ 12 .12 $ 11 .78
Investment
activities
Net investment
income
(2)(3)
0 .16 0 .29 0 .27 0 .27 0 .30 0 .20
Net realized and
unrealized gain/
loss 0 .48 0 .02 ( 1 .52 ) 0 .06 0 .08 0 .35
Total from
investment
activities 0 .64 0 .31 ( 1 .25 ) 0 .33 0 .38 0 .55
Distributions
Net investment
income ( 0 .16 ) ( 0 .29 ) ( 0 .27 ) ( 0 .27 ) ( 0 .30 ) ( 0 .21 )
Net realized gain — —
(4)
—
(4)
—
(4)
— —
Total distributions ( 0 .16 ) ( 0 .29 ) ( 0 .27 ) ( 0 .27 ) ( 0 .30 ) ( 0 .21 )
NET ASSET
VALUE
End of period $ 11 .24 $ 10 .76 $ 10 .74 $ 12 .26 $ 12 .20 $ 12 .12

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(3)(5)
5 .92% 2 .87% ( 10 .34 ) % 2 .72% 3 .17% 4 .65%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .38%
(6)
0 .38% 0 .38% 0 .37% 0 .38% 0 .38%
(6)
Net expenses
after waivers/
payments by
Price Associates 0 .38%
(6)
0 .38% 0 .38% 0 .37% 0 .38% 0 .38%
(6)
Net investment
income 2 .83%
(6)
2 .63% 2 .32% 2 .20% 2 .47% 2 .54%
(6)
Portfolio turnover
rate 13 .0% 22 .5% 20 .6% 6 .6% 15 .6% 9 .2%
Net assets, end of
period (in millions) $3,196 $3,064 $3,190 $3,549 $2,783 $2,532
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES  99.7%
ALABAMA  1.8%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 29,044
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,000 10,783
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,434
Columbia Ind. Dev. Board, PCR, Alabama Power Company
Project, Series A, VRDN, 4.15%, 12/1/37  460 460
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  7,500 8,012
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  29,365 28,739
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,201
Tuscaloosa County IDA, Hunt Refining Project, Series A,
4.50%, 5/1/32 (Prerefunded 5/1/24)  (1)(2) 3,632 3,623
97,296
ALASKA  0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 8,806
8,806
ARIZONA  2.1%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  (3) 1,700 1,895
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  (3) 4,240 4,696
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,467
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 1,843
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 2,108
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender
9/1/27)  (4) 18,225 18,612
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,289
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,431
Maricopa County IDA, Honor Health, Series D, 5.00%,
12/1/29  (3) 2,725 2,928
Maricopa County IDA, Honor Health, Series D, 5.00%,
12/1/30  (3) 3,250 3,527
Phoenix Civic Improvement, 5.00%, 7/1/33  (4) 630 662
Phoenix Civic Improvement, 5.00%, 7/1/35  (4) 4,700 4,934
Phoenix Civic Improvement, 5.00%, 7/1/36  (4) 3,715 3,885
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25  (4) 2,195 2,225
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,584

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,402
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,349
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,223
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,778
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,305
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,108
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,310
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 300
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 301
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 252
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 304
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 460
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 358
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 358
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,432
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 766
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 673
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,432
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 13,538
Salt River Agricultural Improvement & Power Dist., Arizona
Electric System, 5.00%, 1/1/31  3,000 3,194
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,063
112,992
CALIFORNIA  8.4%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,661
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,488
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,925 12,929

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 8,892
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,320
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 7,339
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,195
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,641
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25)  (2) 8,380 8,592
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,767 3,688
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,455 7,422
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.47%, 12/1/50 (Tender 6/1/26)  3,375 3,361
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,002
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33  (4) 1,000 991
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34  (4) 1,200 1,188
California PFA, Enso Village Project, 2.375%, 11/15/28  (1) 840 817
California PFA, Enso Village Project, 3.125%, 5/15/29  (1) 895 868
California PFA, Enso Village Project, 5.00%, 11/15/36  (1) 750 700
California Public Works Board, Series C, 5.00%, 11/1/31  1,000 1,102
California Public Works Board, Series C, 5.00%, 11/1/38  1,550 1,673
California Statewide CDA, Kaiser Permanente, Series C-1,
VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  1,410 1,539
California Statewide CDA, Kaiser Permanente, Series C-3,
VRDN, 5.00%, 4/1/45 (Tender 11/1/29)  10,975 11,982
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,650
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 10,906
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25  (1) 2,265 2,278
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27  (1) 1,005 1,020
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28  (1) 4,235 4,305
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29  (1) 3,000 3,053
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30  (1) 6,875 6,998
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31  (1) 4,275 4,351

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36  (1) 7,750 7,855
California, Various Purpose, GO, 5.00%, 11/1/27  5,325 5,659
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,137
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 13,993
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,088
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 12,687
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 22,472
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 8,306
East Bay Municipal Utility Dist. Water System Revenue,
Sustainable Bonds, Series A, 5.00%, 6/1/41  3,500 3,970
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/33  21,790 23,128
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/34  13,360 14,181
Los Angeles Dept. of Airports, 4.00%, 5/15/38 (Prerefunded
11/15/31)  (2)(4) 530 546
Los Angeles Dept. of Airports, 5.00%, 5/15/29  (4) 4,805 5,144
Los Angeles Dept. of Airports, 5.00%, 5/15/32  (4) 6,100 6,492
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31)  (2)(4) 60 66
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32  (4) 3,500 3,815
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36  (4) 10,000 10,851
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,556
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29  (4) 6,050 6,292
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33  (4) 7,920 8,530
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31  (4) 6,500 7,088
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,136
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41  4,065 4,435
Los Angeles Dept. of Water & Power, Series C, 5.00%, 7/1/38  5,000 5,638
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/30  10,000 11,178
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/32  10,000 11,515
Metropolitan Water Dist. of Southern California, Series B,
3.00%, 7/1/30  4,645 4,542
Metropolitan Water Dist. of Southern California, Series C,
5.00%, 7/1/40  5,635 6,182
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.448%, 7/1/27  2,615 2,601
Regents of the Univ. of California Medical Center, Series P,
5.00%, 5/15/35  6,250 7,201
Regents of the Univ. of California Medical Center, Series P,
5.00%, 5/15/36  8,000 9,103
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36  (4) 3,500 3,921

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37  (4) 1,350 1,497
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32  (4) 5,710 6,222
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38  (4) 6,250 6,573
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31  (4) 10,000 10,900
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,183
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  1,235 1,356
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series E, 5.00%, 5/1/37  (4) 4,450 4,666
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series H, 5.00%, 5/1/30  (4) 3,530 3,766
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,162
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,142
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33  (4) 1,300 1,410
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,757
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,008
Univ. of California, Series AL-2, VRDN, 3.70%, 5/15/48  400 400
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,833
Univ. of California, Series BS, 5.00%, 5/15/41  3,000 3,387
444,521
COLORADO  2.6%
Colorado, COP, 6.00%, 12/15/38  3,000 3,583
Colorado, Series A, COP, 4.00%, 12/15/39  3,895 3,923
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 2,006
Colorado HFA, Adventhealth Obligated, VRDN, 5.00%,
11/15/58 (Tender 11/15/28)  4,300 4,553
Colorado HFA, Adventhealth Obligated, Series A, 5.00%,
11/15/39  5,000 5,409
Colorado HFA, Commonspirit Health, Series A, 5.00%, 8/1/25  3,000 3,050
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,543
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 5,803
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,807
Denver City & County Airport, Series A, 4.00%, 11/15/41  (4) 3,900 3,776
Denver City & County Airport, Series A, 5.00%, 12/1/29  (4) 2,230 2,346
Denver City & County Airport, Series A, 5.00%, 12/1/30  (4) 8,845 9,533
Denver City & County Airport, Series A, 5.00%, 12/1/32  (4) 5,260 5,530
Denver City & County Airport, Series A, 5.00%, 12/1/33  (4) 6,550 6,885
Denver City & County Airport, Series A, 5.00%, 12/1/34  (4) 1,250 1,305
Denver City & County Airport, Series A, 5.00%, 12/1/35  (4) 26,680 27,947

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Denver City & County Airport, Series A, 5.00%, 12/1/38  (4) 9,000 9,298
Denver City & County Airport, Series B, 5.00%, 11/15/30  (4) 2,000 2,155
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,197
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,108
Denver City & County Airport, Series B, 5.50%, 11/15/39  (4) 3,700 4,158
Denver City & County Airport, Series B, 5.50%, 11/15/41  (4) 3,225 3,584
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29  (5) 8,110 6,706
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,526
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25  (6) 250 255
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26  (6) 575 595
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29  (6) 630 681
138,262
CONNECTICUT  1.3%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,881
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,100 12,633
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,664
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  10,000 10,624
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48
(Tender 2/10/26)  7,500 7,340
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  7,150 7,000
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,201
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)   (7)(8)(9) 384 86
Univ. of Connecticut, Series A, 5.00%, 8/15/30  1,165 1,300
Univ. of Connecticut, Series A, 5.00%, 8/15/31  3,250 3,673
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/30  1,575 1,758
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/31  4,170 4,713
70,873
DELAWARE  0.3%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,203
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,216
Delaware River & Bay Auth., 5.00%, 1/1/34  695 782
Delaware River & Bay Auth., 5.00%, 1/1/36  350 391
Delaware River & Bay Auth., 5.00%, 1/1/37  400 443
Delaware River & Bay Auth., 5.00%, 1/1/39  450 491
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,862
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,562
14,950

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA  4.0%
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,079
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,112
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,757
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,219
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,757
District of Columbia, Series A, GO, 5.00%, 1/1/42  10,245 11,244
District of Columbia, Series A, GO, 5.00%, 10/15/44  3,050 3,213
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,609
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 10,505
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,120
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,869
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,073
District of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/36  6,000 6,531
District of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/40  3,110 3,344
District of Columbia, Income Tax Revenue, Series C, 5.00%,
5/1/37  1,780 1,945
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31  (4) 8,185 8,385
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31  (4) 9,490 10,387
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35  (4) 3,500 3,806
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37  (4) 1,500 1,482
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38  (4) 3,470 3,427
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27  (4) 2,790 2,796
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28  (4) 2,310 2,315
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29  (4) 4,700 4,963
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30  (4) 3,285 3,473
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31  (4) 4,675 4,942
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32  (4) 4,650 5,087
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34  (4) 7,350 7,528
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35  (4) 17,795 18,203

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38  (4) 1,860 1,997
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39  (4) 1,775 1,947
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40  (4) 2,580 2,808
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41  (4) 6,780 7,351
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30  (4) 10,280 10,427
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/28  5,000 5,281
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/29  8,190 8,650
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/30  2,800 2,958
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/35  1,000 1,025
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 870
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 1,009
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,270 6,336
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,298
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 8,218
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,187
210,533
FLORIDA  4.5%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,256
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,057
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,753
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,452
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 12,721
Broward County Airport, 4.00%, 10/1/44  (4)(10) 3,075 2,925
Broward County Airport, 5.00%, 10/1/27  (4) 1,250 1,301
Broward County Airport, 5.00%, 10/1/29  (4) 2,265 2,352
Broward County Airport, 5.00%, 10/1/30  (4) 2,250 2,339

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Broward County Airport, 5.00%, 10/1/31  (4) 1,500 1,559
Broward County Airport, 5.00%, 10/1/32  (4) 1,815 1,886
Broward County Airport, 5.00%, 10/1/33  (4) 1,295 1,346
Broward County Airport, 5.00%, 10/1/34  (4) 1,500 1,558
Broward County Airport, Series A, 5.00%, 10/1/33  (4) 4,840 5,145
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,703
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 1,913
Broward County Port Fac., Series D, 5.00%, 9/1/26  (4) 2,760 2,812
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  750 751
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,257
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,518
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,526
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 510
Central Florida Expressway Auth., 4.00%, 7/1/35  (6) 3,500 3,645
Central Florida Expressway Auth., 4.00%, 7/1/37  (6) 4,000 4,104
Central Florida Expressway Auth., 4.00%, 7/1/39  (6) 3,070 3,114
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 17,303
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%,
6/1/29  4,965 5,240
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,127
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25  (4) 2,785 2,830
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29  (4) 8,285 8,878
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34  (4) 3,000 3,115
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35  (4) 6,500 6,738
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44  (4) 4,580 4,710
Hillsborough County Aviation Auth., Tampa Int'l. Airport, 5.00%,
10/1/26  (4) 2,380 2,454
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,285
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,316
Miami-Dade County Aviation, 5.00%, 10/1/27  (4) 2,925 2,931
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29  (4) 1,800 1,804
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30  (4) 6,950 6,967
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32  (4) 9,590 9,609
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,251
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,901
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,567

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,056
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,532
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,854
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,778
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38  (4) 2,000 2,107
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39  (4) 2,300 2,416
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40  (4) 3,000 3,138
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41  (4) 1,070 1,116
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42  (4) 2,385 2,476
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 1,023
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 528
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,740
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/27  750 788
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/28  1,500 1,604
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 936
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/41  1,750 1,898
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,345
Orange County School Board, Series C, COP, 5.00%, 8/1/33  4,535 4,649
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,059
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,290
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,630
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,318
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/27  400 414
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/28  325 337
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/29  420 435
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/30  365 379

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/31  700 724
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,104
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/33  455 470
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-2, STEP, 0.00%, 5/1/40  255 247
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-3, 6.61%, 5/1/40  (8)(9) 280 —
237,925
GEORGIA  6.5%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,587
Atlanta, Series A-1, GO, 5.00%, 12/1/36  2,350 2,679
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,600
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,733
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  2,750 2,737
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 6,048
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,353
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  14,055 14,940
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29  (8)(9) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35  (8)(9) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40  (8)(9) 3,065 1,379
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,375
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,353
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,610
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 4,040
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, VRDN, 4.25%, 11/1/52  275 275
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 519
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,332
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,602

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 415
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,038
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,075
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,611
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/26  1,860 1,896
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/28  1,200 1,248
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,854
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,565
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,189
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,571
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/28  2,500 2,610
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/29  2,750 2,868
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,470
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,822
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,538
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,247
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,539
Georgia Ports Auth., 4.00%, 7/1/42  2,875 2,838
Georgia Ports Auth., 5.00%, 7/1/35  3,000 3,432
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/39  5,000 5,651
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  16,250 18,241
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,038
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,251
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,036
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,367
Main Street Natural Gas, Series A, 5.00%, 5/15/28  1,450 1,484
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,196

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,195
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,504
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 11,413
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 31,817
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,960 2,036
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,427
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,596
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,121
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,317
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  20,395 20,407
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  34,250 34,217
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,177
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,767
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,963
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,059
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,111
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 697
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,808
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,635
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/32  1,700 1,782
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,933
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,100
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,575
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 8,884
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35  255 281

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37  455 494
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 506
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39  765 818
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,437
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  4,205 4,619
343,577
HAWAII  0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/43  (4) 2,100 2,140
Hawaii Airports System, Series D, 4.00%, 7/1/37  15,000 15,314
Hawaii Airports System, Series D, 5.00%, 7/1/31  1,200 1,328
18,782
IDAHO  0.3%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,056
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,000
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 745
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 650
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 725
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 720
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,001
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,228
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,056
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 3,040
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,740
15,961
ILLINOIS  4.2%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31  (4) 27,535 29,534
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (4) 23,000 23,068
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29  (4) 5,450 5,473
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30  (4) 13,000 13,059
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 3,681
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,855
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,167
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,377
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,593
Illinois, GO, 4.00%, 6/1/32  530 528
Illinois, GO, 4.00%, 6/1/35  2,075 2,045
Illinois, GO, 5.50%, 5/1/25  1,000 1,015
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,105
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,083
Illinois, Series A, GO, 5.00%, 11/1/25  4,115 4,186
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,554

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,038
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,543
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,302
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,500
Illinois, Series A, GO, 5.00%, 5/1/29  5,090 5,365
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,375
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,221
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,236
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,592
Illinois, Series D, GO, 5.00%, 11/1/28  13,645 14,239
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,620
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,110
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,238
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,271
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,616
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,288
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,162
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,734
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 1,947
221,720
INDIANA  0.1%
Indiana Municipal Power Agency, Power Supply, Series A,
5.00%, 1/1/29  4,250 4,280
4,280
IOWA  0.3%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  13,985 14,242
14,242
KANSAS  0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28)  (2) 180 192
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,525 2,778
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,635 3,843
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,006
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,057
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,342
11,218
KENTUCKY  1.1%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 674

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 840
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 390
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 954
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 130
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 8,768
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,167
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,365
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,023
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,325
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,315
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  18,350 18,298
60,249
LOUISIANA  0.7%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24)  (4) 8,925 8,753
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 999
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,749
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,853
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29  (4) 4,400 4,420
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31  (4) 6,000 6,025
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,484
35,283
MARYLAND  3.3%
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/37  5,475 6,304
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/40  1,970 2,195
Baltimore City, Series C, 5.00%, 7/1/27  500 501
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 3,700
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,241
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,592

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Baltimore County, Metropolitan District Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,601
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,810
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,546
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,587
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 5,872
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27  (4) 1,000 1,037
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28  (4) 2,400 2,516
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29  (4) 1,000 1,062
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31  (4) 2,400 2,603
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32  (4) 2,500 2,714
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33  (4) 1,150 1,248
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34  (4) 2,105 2,283
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35  (4) 2,000 2,163
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,444
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,176
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,177
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,046
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,067
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,256
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 2,019
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,706
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,475
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,815
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,688
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,506
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,001
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,404
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,527
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,244
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,243
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30  (4) 1,000 1,060
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31  (4) 3,570 3,785

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,538
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 19,810
Maryland, Bidding Group 1, Series A, GO, 5.00%, 3/15/31  15,000 16,993
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  10,000 10,841
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,470
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,078
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,325
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 750
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 990
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 896
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,340
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 6,955
175,200
MASSACHUSETTS  1.8%
City of Boston, Series A, GO, 5.00%, 11/1/39  5,000 5,728
Massachusetts, GO, 5.00%, 7/1/38  3,250 3,538
Massachusetts, Series A, GO, 5.00%, 1/1/41  9,500 10,561
Massachusetts, Series A, GO, 5.00%, 1/1/42  15,550 17,148
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,325 11,436
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,873
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,555
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 4,403
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 4,090
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 8,039
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,651
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,615 12,660
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  3,000 3,257
93,939

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MICHIGAN  3.8%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25  (6) 605 606
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26  (6) 500 501
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27  (6) 1,280 1,281
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28  (6) 1,000 1,001
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30  (6) 1,200 1,201
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  1,000 1,137
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,479
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 8,836
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,612
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,537
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,395
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,147
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,500 1,703
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,259
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,931
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 9,848
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,449
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,381
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,718
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,010
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  8,890 9,182
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  11,880 12,293
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  3,000 3,104
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  480 497
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,828
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,533
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,011

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 859
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,274
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,097
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,000 4,179
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  5,750 5,990
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,167
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,389
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27)  (2) 155 165
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 1,794
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,104
Wayne County, Series C, 5.00%, 12/1/37  (1)(4)(6) 14,615 15,017
Wayne County Airport Auth., Series B, 4.00%, 12/1/26  (1)(4) 8,065 8,058
Wayne County Airport Auth., Series B, 5.00%, 12/1/26  (4) 3,155 3,229
Wayne County Airport Auth., Series B, 5.00%, 12/1/27  (4) 1,810 1,877
Wayne County Airport Auth., Series B, 5.00%, 12/1/28  (4) 800 827
Wayne County Airport Auth., Series B, 5.00%, 12/1/29  (4) 600 621
Wayne County Airport Auth., Series B, 5.00%, 12/1/30  (4) 1,360 1,409
Wayne County Airport Auth., Series B, 5.00%, 12/1/31  (4) 800 829
Wayne County Airport Auth., Series B, 5.00%, 12/1/32  (4) 1,450 1,502
Wayne County Airport Auth., Series B, 5.00%, 12/1/38  (4) 1,595 1,690
Wayne County Airport Auth., Series F, 5.00%, 12/1/26  (4) 3,850 3,903
Wayne County Airport Auth., Series F, 5.00%, 12/1/34  (4) 3,500 3,554
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,513
203,527
MINNESOTA  0.5%
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,278
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,637
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,101
Minnesota, Series D, GO, 5.00%, 8/1/27  7,405 7,849
24,865
MISSOURI  0.9%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38  (4) 6,400 6,271
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31  (4) 3,720 3,958
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36  (4) 4,950 5,183
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33  (4) 2,550 2,684

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  20,000 21,112
Missouri HEFA, BJC Health System, Series B, VRDN, 4.00%,
5/1/51 (Tender 5/1/26)  2,400 2,410
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 4,892
Saint Louis Airport, Series B, 5.00%, 7/1/25  (4)(6) 2,725 2,757
49,267
MONTANA  0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 880
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 920
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 958
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,042
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,205
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 426
5,431
NEBRASKA  0.1%
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,128
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,104
6,232
NEVADA  0.2%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,114
Truckee Meadows Water Auth., 5.00%, 7/1/34 (Prerefunded
7/1/26)  (2) 3,965 4,102
Truckee Meadows Water Auth., 5.00%, 7/1/35  355 365
Truckee Meadows Water Auth., 5.00%, 7/1/35 (Prerefunded
7/1/26)  (2) 840 868
9,449
NEW HAMPSHIRE  0.3%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,713 15,100
15,100
NEW JERSEY  3.1%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  10,050 10,621
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30  (4) 2,000 2,017
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 1,945
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 4,894
New Jersey Economic Dev. Auth., Transportation System,
5.00%, 11/1/33  4,750 5,154
New Jersey Economic Dev. Auth., Transportation System,
5.00%, 11/1/34  4,350 4,715

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  15,000 17,190
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 12,240
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27  (6) 1,200 1,237
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,204
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp.,
Series A, 5.25%, 7/1/28  5,000 5,020
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,750
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 5,863
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  2,000 2,214
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 6,184
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,364
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 3,048
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,179
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,334
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,331
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,500
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 2,977
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,132
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  5,355 5,729
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/35  1,800 1,909
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/36  2,500 2,639
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  (3) 17,425 18,697
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,313
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
4.00%, 6/1/30  10,795 11,367
164,767
NEW MEXICO  0.2%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,994

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  6,720 6,803
8,797
NEW YORK  9.9%
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30  1,250 1,321
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,420
Dormitory Auth. of the State of New York, New York Univ.,
Series A, 5.00%, 7/1/32  5,525 5,813
Dormitory Auth. of the State of New York, Pace Univ.,
Unrefunded Balance, Series A, 5.00%, 5/1/25  975 975
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 4,144
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,573
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/41  4,725 5,234
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,585 19,591
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,476
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,300
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,156
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,572
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,327
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 10,338
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,172
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41  (1)(8)(9) 680 680
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  (8) 1,224 366
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,652
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 13,253
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 9,280
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,075
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,878
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,209
New York City, Series E, GO, 5.00%, 8/1/35  6,305 7,321
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,163
New York City, Series I, GO, 5.00%, 3/1/28  13,775 13,786

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,741
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,501
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 5,687
New York City Municipal Water Fin. Auth., Series 3B, VRDN,
3.75%, 6/15/43  500 500
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,822
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/40  5,195 5,546
New York City Municipal Water Fin. Auth., Series BB, 5.00%,
6/15/31  5,680 5,975
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,267
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,072
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 16,926
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,083
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,526
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,475
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,045
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  (11) 5 5
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,713
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  10,000 9,669
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 6,194
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,517
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,000 5,588
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,409
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  6,300 6,620
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,151
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,624

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,487
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,318
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/40  5,470 6,100
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,680
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 10,314
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  7,000 6,720
New York State Urban Dev., Personal Income Tax, 5.00%,
9/15/31  11,105 12,605
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 19,742
New York Transportation Dev., American Airlines, 5.00%,
8/1/26  (4) 4,990 4,991
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (4) 4,980 4,980
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26  (4) 3,165 3,217
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27  (4) 3,500 3,596
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31  (4) 11,230 11,600
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24  (4) 1,250 1,254
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25  (4) 850 860
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28  (4) 1,450 1,522
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29  (4) 1,000 1,062
Port Auth. of New York & New Jersey, 5.00%, 11/1/32  (4) 4,595 4,891
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28  (4) 5,410 5,435
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26  (4) 10,185 10,457
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27  (4) 9,880 10,265
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30  (4) 8,155 8,521
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 12,242
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,270
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  9,000 10,225

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,595
527,680
NORTH CAROLINA  1.9%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 1,936
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,246
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 18,076
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
5.00%, 1/15/34  3,700 3,801
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
5.00%, 1/15/38  3,000 3,053
Durham County, Series A, 5.00%, 6/1/37  750 854
Durham County, Series A, 5.00%, 6/1/38  1,100 1,240
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 3,946
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27)  (2) 4,235 4,461
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25)  (2) 10,000 10,210
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,327
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24  705 706
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  485 488
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/32 (Prerefunded 6/1/25)  (2) 2,000 2,032
North Carolina Municipal Power Agency No. 1, Catawba
Electric, 5.00%, 1/1/30 (Prerefunded 1/1/26)  (2) 1,415 1,447
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,025 10,251
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/29  3,000 3,071
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26)  (2) 215 220
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,370 8,557
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,350 1,361
North Carolina Turnpike Auth., 5.00%, 1/1/26  (6) 1,350 1,380
North Carolina Turnpike Auth., 5.00%, 1/1/27  (6) 5,110 5,302
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/37  1,600 1,838
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,218
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,719

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  1,895 2,121
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,559
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33  (4) 1,500 1,612
101,032
OHIO  0.8%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  15,130 13,697
Cleveland Airport, Series A, 5.00%, 1/1/27  (6) 1,525 1,536
Cleveland Airport, Series A, 5.00%, 1/1/28  (6) 3,055 3,078
Cleveland Airport, Series A, 5.00%, 1/1/30  (6) 1,650 1,662
Cleveland Airport, Series A, 5.00%, 1/1/31  (6) 1,000 1,007
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 4,650
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,159
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,054
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,686
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 803
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 556
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,512
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  4,500 4,349
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/31  5,480 5,822
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,902
45,473
OREGON  0.7%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/25  280 278
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 302
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 317
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 332
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 352
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 367
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 386
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 405

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 462
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 521
Oregon, Series A, GO, 5.00%, 5/1/36  2,750 3,163
Oregon, Series A, GO, 5.00%, 5/1/37  3,000 3,414
Oregon, Series A, GO, 5.00%, 5/1/38  2,500 2,822
Oregon, Series A, GO, 5.00%, 5/1/39  1,060 1,190
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 1,836
Oregon, Series D, GO, 5.00%, 6/1/36  1,600 1,840
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,578
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 1,932
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 5,766
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,635
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30  (4) 3,185 3,282
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31  (4) 1,685 1,736
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32  (4) 1,135 1,169
Port of Portland Airport, Series 28, 4.00%, 7/1/36  (4) 2,000 1,985
37,070
PENNSYLVANIA  1.2%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/26  (4)(6) 350 357
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27  (4)(6) 850 877
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28  (4)(6) 1,000 1,045
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30  (4)(6) 2,380 2,555
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 565
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 623
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 629
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 686
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28  (1) 1,835 1,868
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33  (1) 1,500 1,524
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,895
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,254
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,497

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Commonwealth Fin. Auth., Tobacco Master Settlement
Payment, 5.00%, 6/1/26  2,000 2,047
Commonwealth Fin. Auth., Tobacco Master Settlement
Payment, 5.00%, 6/1/27  2,000 2,078
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36  (1) 4,005 3,657
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/32  800 875
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/33  2,000 2,190
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/34  1,125 1,231
Pennsylvania, BID Group, GO, 4.00%, 9/1/42  5,000 4,966
Philadelphia Airport, Series C, 5.00%, 7/1/28  (4) 2,475 2,592
Philadelphia Airport, Private Activity, 4.00%, 7/1/41  (4)(6) 1,000 967
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35  (6) 3,250 3,510
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36  (6) 2,000 2,148
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37  (6) 1,605 1,712
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31  (6) 9,160 9,413
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32  (6) 10,000 10,267
66,028
PUERTO RICO  4.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (12) 11,616 6,912
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (1) 6,450 6,769
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (1) 7,470 7,832
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28  (1) 3,250 3,385
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33  (1) 13,455 14,285
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  429 425
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  9,800 6,417
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,705 15,444
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,774 3,652

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 9,104
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,556
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,928 2,947
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,598
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 21,395
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 54,919
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (9)
(13) 130 34
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27  (9)(13) 170 45
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28  (9)(13) 500 131
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (9)
(13) 630 165
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (9)
(13) 2,380 625
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (9)
(13) 830 218
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (9)
(13) 985 259
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (9)
(13) 130 34
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (9)
(13) 70 18
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (9)
(13) 6,525 1,713
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (9)
(13) 535 140
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (9)
(13) 215 56
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (9)
(13) 610 160
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (9)
(13) 480 126
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (9)
(13) 150 39
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (9)
(13) 265 70
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (9)
(13) 190 50

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (9)
(13) 1,890 496
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (9)
(13) 530 139
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (9)
(13) 225 59
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 31,561
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,236
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  35,593 34,738
Puerto Rico Sales Tax Fin., Restructured, Series  A-2-
Converted, 4.329%, 7/1/40  13,192 12,875
252,627
RHODE ISLAND  0.2%
Central Falls Detention Fac., 7.25%, 7/15/35  (8)(9) 980 392
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24  5,025 5,008
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  1,425 1,417
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,614
8,431
SOUTH CAROLINA  0.5%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,156
South Carolina Jobs Economic Dev. Auth., Bon Secours Mercy
Health System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  3,030 3,069
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 7,529
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 8,728
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/35  1,135 1,182
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  2,000 2,077
25,741
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,320
4,320

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
TENNESSEE  1.6%
Chattanooga Health Ed. & Housing Fac. Board, Commonspirit
Health, Series A, 5.00%, 8/1/26  1,750 1,796
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/25  1,300 1,305
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,006
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,058
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,008
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,009
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 2,866
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,000 1,040
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,637
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,260
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,589
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35  (10) 600 665
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36  (10) 450 495
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37  (10) 800 871
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38  (10) 850 919
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39  (10) 800 860
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40  (10) 825 881
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,320
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  12,990 14,269
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 11,250
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,043
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,113
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,021

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 7,934
85,215
TEXAS  9.8%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35  (6) 2,500 2,638
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33  (4) 2,000 2,129
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25  (4) 650 660
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26  (4) 2,300 2,369
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29  (4) 1,200 1,229
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31  (4) 1,550 1,589
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32  (4) 1,700 1,810
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33  (4) 1,130 1,158
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36  (4) 1,000 1,054
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37  (4) 2,680 2,804
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 699
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,789
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,479
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,818
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,473
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,009
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 5,555
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 4,928
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  9,955 10,152
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,662
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,768
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 7,075
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 923
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,274
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,280 1,384

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%,
8/15/33  10,000 10,216
Cypress-Fairbanks Independent School Dist., GO, 5.00%,
2/15/29  3,840 3,882
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
(Prerefunded 12/1/25)  (2) 5,000 5,127
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,125
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  625 698
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 946
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,903
Denton, GO, 4.00%, 2/15/42  4,000 3,960
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,296
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,794
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 9,037
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 5,526
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,197
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,714
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,223
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,352
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,710
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,308
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41  (4) 4,000 3,752
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35  (4) 8,350 8,365
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29  (4) 10,200 10,201
Houston Combined Utility, Series A, 4.00%, 11/15/33  1,200 1,257
Houston Combined Utility, Series A, 4.00%, 11/15/34  1,225 1,279
Houston Combined Utility, Series A, Zero Coupon, 12/1/25  (6)
(11) 7,510 7,079
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 8,959
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 6,662
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,570 3,745
Houston Independent School Dist., Series A, GO, 5.00%,
2/15/31  3,275 3,357
Houston Independent School Dist., Series A, GO, 5.00%,
2/15/32  6,500 6,661
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,488
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/30  (6) 1,750 1,928

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/31  (6) 1,650 1,843
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/31  750 810
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/32  1,000 1,079
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/33  1,100 1,187
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/34  1,000 1,077
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/35  1,100 1,212
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/36  2,750 2,980
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/37  1,335 1,451
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/38  1,900 2,032
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/40  1,500 1,599
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/41  1,520 1,613
Lower Colorado River Auth., LCRA Transmission Services
Project, Series 2021, 5.00%, 5/15/41  4,250 4,483
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,472
Lower Colorado River Auth., LCRA Transmission Services
Project, Series D, 5.00%, 5/15/30  4,450 4,499
Lower Colorado River Auth., LCRA Transmission Services
Project, Series D, 5.00%, 5/15/31  4,630 4,680
Midland Independent School Dist., GO, 5.00%, 2/15/30  2,750 3,034
Midland Independent School Dist., GO, 5.00%, 2/15/31  4,100 4,593
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (1)(4) 10,700 10,581
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 501
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 754
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,066
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,170
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 791
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 847
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%,
1/1/31  3,750 3,836
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,279
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 16,024
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 13,754

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,677
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 1,889
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,065
North Texas Tollway Auth., 2nd Tier, Series B, Refunding,
5.00%, 1/1/31  2,000 2,044
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/25  225 226
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/26  275 275
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/25  135 135
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,749
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26  (1)(4) 300 285
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27  (1)(4) 550 509
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28  (1)(4) 525 473
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,365
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,527
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,752
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,223
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,528
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,734
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  15,710 16,203
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  4,460 4,512
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  10,055 10,476
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 18,795
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,074
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,604
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,430 7,902
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 5,004

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, GO, 5.00%, 4/1/30  10,000 11,103
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 4,977
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  12,285 12,331
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 7,434
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 466
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,106
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 13,081
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 8,403
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,478
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 19,379
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,507
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,604
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28
(Prerefunded 8/15/24)  (2) 12,080 12,114
518,466
UTAH  1.9%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 4,976
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,841
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,182
Murray City, IHC Health Services, Series C, VRDN, 3.70%,
5/15/36  260 260
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32  (4) 3,925 4,053
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31  (4) 3,500 3,662
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32  (4) 1,825 1,909
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32  (4) 8,750 9,492
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33  (4) 6,110 6,625
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35  (4) 11,070 11,969
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34  (4) 5,000 5,517
Salt Lake City Airport, Series A, 4.00%, 7/1/41  (4)(10) 10,435 10,096
Salt Lake City Airport, Series A, 5.00%, 7/1/30  (4) 3,370 3,487
Salt Lake City Airport, Series A, 5.00%, 7/1/31  (4) 2,560 2,648
Salt Lake City Airport, Series A, 5.00%, 7/1/33  (4) 5,050 5,281
Salt Lake City Airport, Series A, 5.00%, 7/1/34  (4) 4,155 4,503
Salt Lake City Airport, Series A, 5.00%, 7/1/35  (4) 3,500 3,653
Salt Lake City Airport, Series A, 5.00%, 7/1/36  (4) 6,000 6,239
Salt Lake City Airport, Series A, 5.00%, 7/1/38  (4) 5,665 5,837

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Vineyard Redev. Agency, 4.00%, 5/1/32  (6) 135 141
Vineyard Redev. Agency, 4.00%, 5/1/34  (6) 300 312
Vineyard Redev. Agency, 4.00%, 5/1/36  (6) 250 259
Vineyard Redev. Agency, 4.00%, 5/1/38  (6) 270 273
Vineyard Redev. Agency, 4.00%, 5/1/39  (6) 225 227
Vineyard Redev. Agency, 4.00%, 5/1/40  (6) 320 320
Vineyard Redev. Agency, 5.00%, 5/1/29  (6) 385 416
Vineyard Redev. Agency, 5.00%, 5/1/30  (6) 215 235
Vineyard Redev. Agency, 5.00%, 5/1/31  (6) 235 260
98,673
VIRGINIA  7.5%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,385
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,309
Arlington County, GO, 5.00%, 6/15/36  6,000 6,833
Arlington County, GO, 5.00%, 6/15/38  9,585 10,714
Arlington County, GO, 5.00%, 6/15/39  2,040 2,271
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  2,945 3,191
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,774
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,078
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,797
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/30  2,030 2,166
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 8,688
Fairfax County, Series A, GO, 4.00%, 10/1/38  10,000 10,370
Fairfax County, Series A, GO, 4.00%, 10/1/41  7,345 7,463
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail
Station, 5.00%, 8/1/30  1,400 1,559
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail
Station, 5.00%, 8/1/31  1,450 1,615
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail
Station, 5.00%, 8/1/32  2,200 2,451
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,885 5,440
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,349
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,936
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,155
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,460
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 4,944
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  20,000 21,679
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 3,997
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,007

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,647
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,001
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26)  (2) 1,190 1,233
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26)  (2) 3,635 3,767
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26)  (2) 5,700 5,907
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,367
Loudoun County, Series A, GO, 5.00%, 12/1/40  6,865 7,642
Loudoun County, Series A, GO, 5.00%, 12/1/41  6,530 7,225
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,415
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  4,360 4,631
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  12,140 12,970
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,329
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,016
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 4,982
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26)  (2) 175 181
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/32  5,000 5,716
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,000 5,542
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  (3) 13,345 13,218
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 4,005
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,396
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,497
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,178
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 9,037
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,114
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/37  500 569

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 677
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,776
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  2,950 3,260
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 12,832
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30  (4) 2,000 2,021
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32  (4) 2,750 2,783
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32  (4) 7,875 7,972
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33  (4) 1,250 1,263
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33  (4) 4,380 4,423
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34  (4) 5,000 5,046
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35  (4) 4,815 4,855
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35  (4) 4,125 4,153
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36  (4) 2,500 2,509
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37  (4) 8,625 8,565
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38  (4) 3,000 2,943
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39  (4) 1,250 1,208
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40  (4) 1,250 1,194
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32  (4) 6,225 6,654
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33  (4) 5,000 5,337
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34  (4) 5,660 6,034
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35  (4) 5,000 5,318
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36  (4) 2,250 2,384
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37  (4) 2,000 2,101

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37  (4) 5,940 6,214
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38  (4) 2,095 2,177
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31  (4) 2,955 2,988
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 255
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,322
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,058
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,000 3,958
399,496
WASHINGTON  4.2%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 5,382
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 (Prerefunded 11/1/25)  (2) 13,625 13,953
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  9,255 10,017
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34  4,850 5,078
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/39  7,500 8,369
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  (3) 7,000 7,811
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 2,960
Energy Northwest, Project 3, Series C, 5.00%, 7/1/28  3,000 3,228
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,006
Port of Seattle, Series C, 5.00%, 8/1/37  (4) 10,605 11,205
Port of Seattle, Intermediate Lien, 5.00%, 8/1/27  (4) 5,000 5,198
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29  (4) 8,610 9,108
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
4/1/39  3,405 3,620
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,395
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,407
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,725
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,294
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,112
Washington, Series C, GO, 5.00%, 2/1/28  6,090 6,500
Washington Health Care Fac. Auth., Commonspirit Health,
Series A, 5.00%, 8/1/27  2,690 2,803
Washington, Bid Group 1, Series A-2024, GO, 5.00%, 8/1/39  9,000 10,088

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Bid Group 3, Series R-2023A, GO, 5.00%, 8/1/35  5,735 6,641
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%,
8/1/29  7,415 7,538
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%,
6/1/38  4,180 4,480
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,319
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,178
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,990
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,652
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,168
Washington, Various Purpose, Series R-2018D, GO, 5.00%,
8/1/34  18,485 19,412
224,637
WEST VIRGINIA  0.3%
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/39  1,225 1,316
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/40  1,900 2,026
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/41  3,125 3,321
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,652
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,637
West Virginia Parkways Auth., 5.00%, 6/1/39  3,100 3,366
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 1,891
15,209
WISCONSIN  1.1%
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 14,163
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 14,392
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 11,159
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  4,500 4,847
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series C-4, VRDN, 5.00%, 8/15/54  4,000 4,306
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 953
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,444
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,788
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 809
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27  (1) 1,950 1,931
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31  (1) 1,220 1,209
57,001

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 5.37%  (14)(15) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.7% of Net Assets
(Cost $5,379,328) $ 5,285,144
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $113,931 and represents 2.1% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) When-issued security
(4) Interest subject to alternative minimum tax.
(5) Insured by National Public Finance Guarantee Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Non-income producing
(10) Insured by Build America Mutual Assurance Company
(11) Escrowed to maturity
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies

T. ROWE PRICE Summit Municipal Intermediate Fund

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 700 U.S. Treasury Notes five year contracts 6/24 73,320 $ (1,188)
Net payments (receipts) of variation margin to date 942
Variation margin receivable (payable) on open futures contracts $ (246)

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.37% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
04/30/24
T. Rowe Price Government
Reserve Fund, 5.37% $ 1  ¤   ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,379,328) $ 5,285,144
Interest receivable 73,484
Receivable for shares sold 3,516
Cash deposits on futures contracts 980
Receivable for investment securities sold 415
Cash 39
Due from affiliates 6
Other assets 137
Total assets 5,363,721
Liabilities
Payable for investment securities purchased 53,418
Payable for shares redeemed 6,153
Investment management fees payable 1,613
Variation margin payable on futures contracts 246
Payable to directors 1
Other liabilities 3,036
Total liabilities 64,467
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 5,299,254

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (276,037)
Paid-in capital applicable to 471,322,247 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 5,575,291
NET ASSETS $ 5,299,254
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,099,462; Shares outstanding:
186,628,393) $ 11.25
Advisor Class
(Net assets: $3,987; Shares outstanding: 354,682) $ 11.24
I Class
(Net assets: $3,195,805; Shares outstanding:
284,339,172) $ 11.24

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements
6 Months
Ended
4/30/24
Investment Income (Loss)
Interest income $ 87,451
Expenses
Investment management 9,956
Shareholder servicing
Investor Class $ 1,462
Advisor Class 4
I Class 43 1,509
Rule 12b-1 fees
Advisor Class 5
Prospectus and shareholder reports
Investor Class 42
I Class 36 78
Custody and accounting 130
Registration 89
Legal and audit 18
Proxy and annual meeting 12
Directors 9
Miscellaneous 15
Waived / paid by Price Associates (154)
Total expenses 11,667
Net investment income 75,784
Realized and Unrealized Gain / Loss –
Net realized loss on securities (23,844)
Change in net unrealized gain / loss
Securities 255,957
Futures (1,188)
Change in net unrealized gain / loss 254,769
Net realized and unrealized gain / loss 230,925
INCREASE IN NET ASSETS FROM OPERATIONS $ 306,709

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 75,784 $ 138,243
Net realized loss (23,844) (75,124)
Change in net unrealized gain / loss 254,769 92,533
Increase in net assets from operations 306,709 155,652
Distributions to shareholders
Net earnings
Investor Class (29,003) (56,997)
Advisor Class (48) (103)
I Class (46,016) (82,178)
Decrease in net assets from distributions (75,067) (139,278)
Capital share transactions
*
Shares sold
Investor Class 258,832 623,442
Advisor Class 131 1,156
I Class 576,576 1,212,998
Distributions reinvested
Investor Class 25,173 50,107
Advisor Class 48 103
I Class 34,610 62,570
Shares redeemed
Investor Class (414,788) (884,249)
Advisor Class (366) (1,478)
I Class (615,505) (1,411,620)
Decrease in net assets from capital share
transactions (135,289) (346,971)

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Net Assets
Increase (decrease) during period 96,353 (330,597)
Beginning of period 5,202,901 5,533,498
End of period $ 5,299,254 $ 5,202,901
*
Share information (000s)
Shares sold
Investor Class 22,909 55,904
Advisor Class 12 103
I Class 51,206 109,442
Distributions reinvested
Investor Class 2,217 4,492
Advisor Class 4 9
I Class 3,050 5,614
Shares redeemed
Investor Class (36,743) (79,713)
Advisor Class (33) (133)
I Class (54,642) (127,308)
Decrease in shares outstanding (12,020) (31,590)

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal
Intermediate Fund (Investor Class), the Summit Municipal Intermediate
Fund–Advisor Class (Advisor Class) and the Summit Municipal Intermediate
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Summit Municipal Intermediate Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update
(ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of
the Effects of Reference Rate Reform on Financial Reporting in March 2020
and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to
December 31, 2024, after which entities will no longer be permitted to apply

T. ROWE PRICE Summit Municipal Intermediate Fund

the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Summit Municipal Intermediate Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the  over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Summit Municipal Intermediate Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on April 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ —  $ 5,285,143  $ —  $ 5,285,143
Short-Term Investments 1  —  —  1
Total $ 1  $ 5,285,143  $ —  $ 5,285,144
Liabilities
Futures Contracts* $ 1,188  $ —  $ —  $ 1,188
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Summit Municipal Intermediate Fund

and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Interest rate derivatives Futures $ 1,188
Total $ 1,188
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Summit Municipal Intermediate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2024, cash of $980,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (1,188)
Total $ (1,188)

T. ROWE PRICE Summit Municipal Intermediate Fund

currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments

T. ROWE PRICE Summit Municipal Intermediate Fund

of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $698,971,000 and
$718,606,000, respectively, for the six months ended April 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had
$163,445,000 of available capital loss carryforwards.

T. ROWE PRICE Summit Municipal Intermediate Fund

At April 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $5,379,598,000. Net unrealized loss aggregated $95,642,000 at period-end, of which $43,303,000 related to appreciated investments and $138,945,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders.
Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE Summit Municipal Intermediate Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,206,000 remain subject to repayment by the fund at April 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2024, expenses incurred pursuant to these service agreements were $53,000 for
Price Associates and $82,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/26
(Waived)/repaid during the period ($000s) $(153) $(1) $—

T. ROWE PRICE Summit Municipal Intermediate Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of April 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 6,695,961 shares of the Investor Class, representing
4% of the Investor Class's net assets, and 6,547,293 shares of the I Class, representing 2% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of April 30, 2024.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events

T. ROWE PRICE Summit Municipal Intermediate Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Summit Municipal Intermediate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE Summit Municipal Intermediate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Summit Municipal Intermediate Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the total expenses of the fund or the expenses of a particular share class of the fund to exceed a certain percentage based on the fund’s or class’s net assets. The expense limitations mitigate the potential for an increase in expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group and Expense Universe) and second quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the fifth quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F83-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024